Shareholders’ deficit (Details Narrative)	1 Months Ended		12 Months Ended
	Apr. 30, 2024 USD ($) $ / shares shares	Apr. 30, 2024 GBP (£) shares	Jun. 30, 2024 USD ($) $ / shares shares		Jun. 30, 2024 GBP (£)	Apr. 30, 2024 £ / shares	Jun. 30, 2023 $ / shares shares		Feb. 23, 2023 shares	Jul. 05, 2022 $ / shares shares
Common Stock, Shares Authorized			300,000,000				300,000,000			300,000,000
Common Stock, Par or Stated Value Per Share | $ / shares			$ 0.0001				$ 0.0001			$ 0.0001
Ordinary shares, outstanding			12,000,000	[1]			12,000,000	[1]	12,000,000
Preferred stock, shares authorized			3,000,000				3,000,000
Preferred stock, par value | $ / shares			$ 0.0001				$ 0.0001			$ 0.0001
Issuance of preferred shares, value | £					£ 237,342
Moonglade Investment Limited [Member]
Issuance of preferred shares, shares	106,900	106,900
Issuance of preferred shares, value	$ 267,250	£ 211,432
Talent Linkage Limited [Member]
Issuance of preferred shares, shares	6,300	6,300
Issuance of preferred shares, value	$ 15,750	£ 12,461
Majestic Dragon Investment Co. Limited [Member]
Issuance of preferred shares, shares	6,800	6,800
Issuance of preferred shares, value	$ 17,000	£ 13,449
Bright Forever Investment Co. Limited [Member]
Issuance of preferred shares, shares	6,800	6,800
Promissory Note [Member]
Debt owned	$ 3,283,116	£ 2,597,402
Number of shares issued	1,296,000	1,296,000
Share price | £ / shares						£ 2.50
Michael Lau [Member]
Debt owned	$ 2,597,710	£ 2,055,150
Number of shares issued	1,048,470	1,048,470
Kevin Cox [Member]
Debt owned	$ 276,453	£ 218,713
Number of shares issued	110,780	110,780
Shareholders [Member]
Share price | (per share)	$ 2.5					£ 1.978
Issuance of preferred shares, shares	120,000	120,000
Issuance of preferred shares, value	$ 300,000	£ 237,342
Mr Michael Lau and Mr Kevin Cox [Member]
Stock exchanged			$ 2,874,163		£ 2,273,863

[1]	Giving retroactive effect to the issuance of ordinary shares on February 23, 2023 which is detailed in Note 1.